Cover	Feb. 01, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2023
Entity File Number	001-40070
Entity Registrant Name	New Vista Acquisition Corp
Entity Central Index Key	0001838433
Entity Tax Identification Number	98-1574055
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	125 South Wacker Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Chicago
Entity Address, Country	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	855-2083
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	NVSAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	NVSA
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	NVSAW
Security Exchange Name	NASDAQ